EMPLOYEE BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS
Wages and salaries	$ 636.5	$ 541.3	$ 514.3
Share-based payments (ESOP)	46.0
Social expenditure
Pensions - defined contribution plans	35.4	27.2	25.9
Pensions - defined benefit plans	2.7	3.1	4.7
Social security expenses	119.7	102.4	98.8
Total	$ 840.3	$ 674.0	$ 643.7